Lease - Schedule of Maturities of lease liabilities (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	¥ 1,007
2024	300
Total undiscounted lease payments	1,307
Less: imputed interest	(41)
Total lease liabilities	¥ 1,266